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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended July 31, 2007. This one series has an April 30 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 137.1%
CONSUMER DISCRETIONARY 35.5%
Auto Components 2.6%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$583,000	$566,968
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	6,935,000	7,143,050
11.25%, 03/01/2011	2,075,000	2,235,812
Metaldyne Corp., 11.00%, 06/15/2012 ρ	8,007,000	7,506,562
Tenneco Automotive, Inc.:
8.625%, 11/15/2014 ρ	4,955,000	4,979,775
10.25%, 07/15/2013	1,335,000	1,428,450

		23,860,617

Automobiles 1.1%
Ford Motor Co., 7.45%, 07/16/2031 ρ	6,465,000	5,010,375
General Motors Corp., 8.375%, 07/15/2033 ρ	5,775,000	4,778,813

		9,789,188

Diversified Consumer Services 1.3%
Carriage Services, Inc., 7.875%, 01/15/2015	2,290,000	2,255,650
Education Management, LLC:
8.75%, 06/01/2014 ρ	4,015,000	4,015,000
10.25%, 06/01/2016 ρ	4,250,000	4,250,000
Service Corporation International, 6.75%, 04/01/2015 144A	1,685,000	1,558,625

		12,079,275

Hotels, Restaurants & Leisure 9.5%
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A ρ	5,583,000	4,843,253
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	10,450,000	11,129,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	14,401,000	13,050,906
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	8,690,000	8,690,000
MGM MIRAGE:
5.875%, 02/27/2014	2,790,000	2,455,200
7.50%, 06/01/2016	3,780,000	3,534,300
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A ρ	1,315,000	1,150,625
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	4,475,000	4,810,625
Seneca Gaming Corp., 7.25%, 05/01/2012	2,320,000	2,296,800
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	5,345,000	5,024,300
Six Flags, Inc.:
8.875%, 02/01/2010	1,110,000	985,125
9.625%, 06/01/2014 ρ	7,605,000	6,179,062
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ	9,960,000	8,441,100
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	12,750,000	13,419,375

		86,009,921

Household Durables 1.9%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	1,145,000	1,019,050
6.50%, 01/15/2014	4,250,000	3,336,250
Libbey, Inc., FRN, 12.38%, 06/01/2011	7,000,000	7,595,000
Standard Pacific Corp., 9.25%, 04/15/2012 ρ	5,950,000	5,027,750

		16,978,050

Media 13.7%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	5,460,000	5,610,150
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	7,010,000	6,571,875
CCH I, LLC, 11.00%, 10/01/2015 ρ	2,750,000	2,756,875
CSC Holdings, Inc., 7.625%, 04/01/2011	70,000	67,375
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	11,744,375
12.125%, 11/15/2012	7,000,000	7,481,250

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Lamar Media Corp., 6.625%, 08/15/2015 ρ	$11,130,000	$10,183,950
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	900,000	864,000
Mediacom Communications Corp., 9.50%, 01/15/2013	21,810,000	21,646,425
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A ρ	10,325,000	10,454,062
PRIMEDIA, Inc., 8.875%, 05/15/2011	6,435,000	6,636,094
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	12,690,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	5,525,000	5,552,625
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 ρ	6,200,000	5,952,000
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,353,025
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	3,155,000	3,076,125
Young Broadcasting, Inc., 8.75%, 01/15/2014	7,515,000	6,387,750

		125,027,956

Multi-line Retail 0.8%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	7,000,000	7,332,500

Specialty Retail 1.7%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	5,939,575
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	1,910,000	1,938,650
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A ρ	5,150,000	5,021,250
11.375%, 11/01/2016 144A ρ	1,985,000	1,925,450
Payless ShoeSource, Inc., 8.25%, 08/01/2013	750,000	731,250

		15,556,175

Textiles, Apparel & Luxury Goods 2.9%
Levi Strauss & Co., 12.25%, 12/15/2012 ρ	3,135,000	3,354,450
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,880,625
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,180,000
Unifi, Inc., 11.50%, 05/15/2014	2,207,000	2,129,755
Warnaco Group, Inc., 8.875%, 06/15/2013	5,410,000	5,707,550

		26,252,380

CONSUMER STAPLES 5.0%
Food & Staples Retailing 0.8%
Ingles Markets, Inc., 8.875%, 12/01/2011 ρ	7,000,000	7,175,000
SUPERVALU, Inc., 7.50%, 11/15/2014	460,000	441,600

		7,616,600

Food Products 2.0%
Del Monte Foods Co.:
6.75%, 02/15/2015	115,000	104,650
8.625%, 12/15/2012	13,220,000	13,352,200
Pilgrims Pride Corp., 8.375%, 05/01/2017 ρ	3,500,000	3,342,500
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	1,480,000	1,435,600

		18,234,950

Household Products 0.2%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	1,680,000	1,570,800

Personal Products 2.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	6,842,500
Playtex Products, Inc.:
8.00%, 03/01/2011 ρ	10,790,000	11,194,625
9.375%, 06/01/2011	100,000	102,750

		18,139,875

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 14.4%
Energy Equipment & Services 3.6%
Bristow Group, Inc.:
6.125%, 06/15/2013	$380,000	$359,100
7.50%, 09/15/2017 144A	2,500,000	2,487,500
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	5,616,000	5,419,440
GulfMark Offshore, Inc., 7.75%, 07/15/2014	4,100,000	4,038,500
Hanover Compressor Co., 8.75%, 09/01/2011	7,000,000	7,245,000
Parker Drilling Co., 9.625%, 10/01/2013	11,955,000	12,776,906

		32,326,446

Oil, Gas & Consumable Fuels 10.8%
Chesapeake Energy Corp.:
7.50%, 09/15/2013	7,000,000	7,078,750
7.75%, 01/15/2015	7,750,000	7,866,250
Cimarex Energy Co., 7.125%, 05/01/2017 ρ	1,275,000	1,211,250
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 ρ	945,000	850,500
Delta Petroleum Corp., 7.00%, 04/01/2015	4,210,000	3,620,600
El Paso Corp., 7.00%, 06/15/2017 ρ	2,580,000	2,490,944
Encore Acquisition Co.:
6.00%, 07/15/2015	2,030,000	1,755,950
6.25%, 04/15/2014 ρ	1,710,000	1,496,250
Energy Partners, Ltd.:
9.75%, 04/15/2014 144A ρ	1,577,000	1,506,035
FRN, 10.49%, 04/15/2013 144A	525,000	519,750
Exco Resources, Inc., 7.25%, 01/15/2011 ρ	3,220,000	3,211,950
Forest Oil Corp.:
7.25%, 06/15/2019 144A ρ	3,010,000	2,821,875
7.75%, 05/01/2014	200,000	198,500
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	1,215,000	1,184,625
Griffin Coal Mining Co., 9.50%, 12/01/2016 144A	9,440,000	9,345,600
Mariner Energy, Inc., 8.00%, 05/15/2017	1,343,000	1,269,135
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,381,375
Plains Exploration & Production Co., 7.75%, 06/15/2015	2,150,000	2,021,000
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A ρ	3,125,000	3,234,375
Targa Resources, Inc., 8.50%, 11/01/2013 144A	8,350,000	9,299,111
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	5,250,000	4,987,500
6.625%, 11/01/2015	1,840,000	1,775,600
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	1,510,000	1,426,950
Williams Cos.:
7.50%, 01/15/2031	6,750,000	6,682,500
8.125%, 03/15/2012	9,750,000	10,140,000

		98,376,375

FINANCIALS 13.0%
Consumer Finance 8.6%
AmeriCredit Corp., 8.50%, 07/01/2015 144A ρ	1,800,000	1,737,000
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	1,406,000	1,420,060
CCH II Capital Corp., 10.25%, 09/15/2010 ρ	14,250,000	14,570,625
Ford Motor Credit Co., LLC:
7.375%, 10/28/2009	5,450,000	5,264,161
9.75%, 09/15/2010	24,137,000	24,391,114
General Motors Acceptance Corp., LLC:
6.875%, 09/15/2011	19,590,000	18,232,589
6.875%, 08/28/2012	1,020,000	939,204

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Northern Telecom Capital Corp., 7.875%, 06/15/2026	$9,000,000	$7,605,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	4,380,000	3,580,650

		77,740,403

Insurance 0.5%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	4,440,000	4,284,600

Real Estate Investment Trusts 3.9%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009 ☐	14,425,000	14,776,681
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013	6,200,000	6,060,500
Ser. O, 6.375%, 03/15/2015 ρ	1,780,000	1,673,200
Ser. Q, 6.75%, 06/01/2016	4,700,000	4,512,000
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,610,000	1,545,600
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 ρ	7,485,000	7,279,163

		35,847,144

HEALTH CARE 6.7%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A ρ	1,558,000	1,413,885
FRN, 8.74%, 06/01/2015 144A ρ	1,113,000	1,043,438

		2,457,323

Health Care Providers & Services 6.4%
Community Health Systems, Inc., 8.875%, 07/15/2015 144A ρ	7,650,000	7,468,312
HCA, Inc.:
8.75%, 09/01/2010	19,750,000	19,256,250
9.25%, 11/15/2016 144A	17,665,000	17,576,675
HealthSouth Corp., 10.75%, 06/15/2016 ρ	3,215,000	3,263,225
IASIS Healthcare Corp., 8.75%, 06/15/2014 ρ	10,600,000	10,229,000
Omnicare, Inc., 6.125%, 06/01/2013	430,000	388,075

		58,181,537

INDUSTRIALS 14.7%
Aerospace & Defense 5.0%
Dae Aviation Holdings, 11.25%, 08/01/2015 144A	1,660,000	1,618,500
DRS Technologies, Inc.:
6.625%, 02/01/2016	3,765,000	3,595,575
7.625%, 02/01/2018 ρ	2,115,000	2,040,975
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A ρ	1,380,000	1,383,450
9.75%, 04/01/2017 144A ρ	1,050,000	1,042,125
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	19,870,000	18,181,050
6.125%, 01/15/2014	3,520,000	3,282,400
6.375%, 10/15/2015	15,721,000	14,541,925

		45,686,000

Commercial Services & Supplies 3.1%
Allied Waste North America, Inc., 9.25%, 09/01/2012	16,500,000	17,180,625
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	2,300,000	2,127,500
9.25%, 05/01/2021	3,715,000	4,012,200
Corrections Corporation of America, 6.25%, 03/15/2013	475,000	450,063
Geo Group, Inc., 8.25%, 07/15/2013	250,000	247,500
Harland Clarke Holdings Corp., 9.50%, 05/15/2015 144A ρ	2,103,000	1,929,502
Mobile Mini, Inc., 6.875%, 05/01/2015 144A ρ	2,135,000	2,038,925

		27,986,315

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 4.8%
Case New Holland, Inc., 9.25%, 08/01/2011 ρ	$26,125,000	$27,457,375
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 ρ	7,680,000	7,104,000
RBS Global, Inc., 9.50%, 08/01/2014 ρ	9,250,000	8,972,500

		43,533,875

Road & Rail 1.4%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014	790,000	762,350
7.75%, 05/15/2016	3,430,000	3,292,800
Hertz Corp.:
8.875%, 01/01/2014	1,190,000	1,187,025
10.50%, 01/01/2016 ρ	7,000,000	7,280,000

		12,522,175

Trading Companies & Distributors 0.4%
Neff Corp., 10.00%, 06/01/2015 144A	525,000	485,625
United Rentals, Inc., 6.50%, 02/15/2012	3,070,000	3,085,350

		3,570,975

INFORMATION TECHNOLOGY 4.7%
Electronic Equipment & Instruments 1.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,181,875
Sanmina-SCI Corp., FRN:
8.11%, 06/15/2010 144A ρ	2,320,000	2,296,800
8.11%, 06/15/2014 144A ρ	2,320,000	2,296,800

		13,775,475

IT Services 2.8%
ipayment, Inc., 9.75%, 05/15/2014	4,720,000	4,531,200
Iron Mountain, Inc., 7.75%, 01/15/2015	1,390,000	1,296,175
SunGard Data Systems, Inc., 9.125%, 08/15/2013 ρ	17,895,000	18,073,950
Unisys Corp., 7.875%, 04/01/2008	1,630,000	1,615,737

		25,517,062

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	215,000	197,263

Software 0.4%
Activant Solutions, Inc., 9.50%, 05/01/2016	3,810,000	3,438,525

MATERIALS 21.3%
Chemicals 10.0%
ARCO Chemical Co.:
9.80%, 02/01/2020	2,490,000	2,577,150
10.25%, 11/01/2010	460,000	497,950
Equistar Chemicals, LP, 10.625%, 05/01/2011 ρ	8,001,000	8,401,050
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	7,455,000
Huntsman International, LLC, 11.50%, 07/15/2012	15,085,000	16,668,925
Koppers Holdings, Inc.:
9.875%, 10/15/2013	390,000	415,350
9.875%, 11/15/2014 ρ	2,104,000	1,783,140
Lyondell Chemical Co.:
6.875%, 06/15/2017 ρ	7,510,000	7,923,050
10.50%, 06/01/2013	11,565,000	12,548,025
MacDermid, Inc., 9.50%, 04/15/2017 144A ρ	4,316,000	3,949,140
Millenium America, Inc., 7.625%, 11/15/2026	2,075,000	1,898,625
Momentive Performance, Inc., 9.75%, 12/01/2014 144A ρ	6,375,000	6,151,875

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$1,800,000	$1,701,000
7.625%, 12/01/2016 144A ρ	4,665,000	4,711,650
Tronox Worldwide, LLC, 9.50%, 12/01/2012	14,430,000	14,357,850

		91,039,780

Construction Materials 0.6%
CPG International, Inc., 10.50%, 07/01/2013	5,835,000	5,689,125

Containers & Packaging 5.3%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 ρ	6,241,000	6,022,565
Exopack Holding Corp., 11.25%, 02/01/2014	3,905,000	4,002,625
Graham Packaging Co., 9.875%, 10/15/2014 ρ	5,575,000	5,268,375
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	4,440,000	4,428,900
9.50%, 08/15/2013 ρ	10,000,000	10,050,000
Owens-Brockway Glass Containers, Inc., 8.75%, 11/15/2012	12,150,000	12,666,375
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	5,760,000	5,400,000

		47,838,840

Metals & Mining 1.5%
Dayton Superior Corp., 13.00%, 06/15/2009	4,365,000	4,375,912
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015 ρ	1,875,000	1,968,750
8.375%, 04/01/2017	1,935,000	2,036,588
Indalex Holdings Corp., 11.50%, 02/01/2014	5,010,000	4,984,950

		13,366,200

Paper & Forest Products 3.9%
Bowater, Inc., 9.375%, 12/15/2021 ρ	6,235,000	5,517,975
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,575,000
Georgia Pacific Corp.:
8.00%, 01/15/2024 ρ	4,170,000	3,825,975
8.125%, 05/15/2011 ρ	5,000,000	5,062,500
Glatfelter, 7.125%, 05/01/2016	6,390,000	6,326,100
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A ρ	7,080,000	7,257,000

		35,564,550

TELECOMMUNICATION SERVICES 11.1%
Diversified Telecommunication Services 5.0%
Citizens Communications Co., 9.25%, 05/15/2011	6,680,000	6,997,300
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	7,761,000
Insight Midwest, LP, 9.75%, 10/01/2009	4,156,000	4,156,000
Qwest Communications International, Inc.:
7.875%, 09/01/2011	7,300,000	7,446,000
8.875%, 03/15/2012 ρ	13,000,000	13,731,250
FRN, 7.27%, 02/15/2009	1,610,000	1,622,075
West Corp.:
9.50%, 10/15/2014	1,090,000	1,068,200
11.00%, 10/15/2016 ρ	2,750,000	2,750,000

		45,531,825

Wireless Telecommunication Services 6.1%
American Cellular Corp., 10.00%, 08/01/2011	906,000	947,903
Centennial Communications Corp.:
10.00%, 01/01/2013 ρ	3,500,000	3,675,000
10.125%, 06/15/2013	10,000,000	10,537,500
Cricket Communications, Inc.:
9.375%, 11/01/2014	3,000,000	2,973,750
9.375%, 11/01/2014 144A ρ	3,580,000	3,548,675

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011 ρ	$4,890,000	$5,213,963
9.875%, 11/01/2012	4,550,000	4,885,562
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	5,815,000	5,727,775
Rural Cellular Corp., 8.25%, 03/15/2012 ρ	13,500,000	13,905,000
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	3,325,000	3,597,387

		55,012,515

UTILITIES 10.7%
Electric Utilities 7.4%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	10,320,000	10,861,800
Aquila, Inc., 14.875%, 07/01/2012	11,486,000	14,357,500
CMS Energy Corp.:
6.55%, 07/17/2017	755,000	730,807
8.50%, 04/15/2011	1,515,000	1,603,617
Edison Mission Energy:
7.00%, 05/15/2017 144A	2,940,000	2,668,050
7.20%, 05/15/2019 144A ρ	3,115,000	2,795,713
Mirant Americas Generation LLC, 8.50%, 10/01/2021	7,000,000	6,702,500
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	7,010,000	7,010,000
NRG Energy, Inc., 7.375%, 02/01/2016	7,075,000	6,845,062
Orion Power Holdings, Inc., 12.00%, 05/01/2010	4,494,000	4,898,460
Reliant Energy, Inc.:
6.75%, 12/15/2014	6,400,000	6,336,000
7.875%, 06/15/2017	2,250,000	2,148,750

		66,958,259

Independent Power Producers & Energy Traders 3.3%
AES Corp., 9.00%, 05/15/2015 144A	16,250,000	17,184,375
Dynegy, Inc., 8.375%, 05/01/2016 ρ	14,310,000	13,379,850

		30,564,225

Total Corporate Bonds (cost $1,290,576,673)		1,245,455,099

YANKEE OBLIGATIONS – CORPORATE 6.9%
FINANCIALS 2.2%
Consumer Finance 1.1%
NXP Funding, LLC, 9.50%, 10/15/2015 ρ	5,500,000	4,785,000
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	5,113,000	5,189,695

		9,974,695

Diversified Financial Services 1.1%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,540,000	1,210,471
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	8,640,000	8,834,400

		10,044,871

MATERIALS 1.6%
Metals & Mining 1.6%
Novelis, Inc., 7.25%, 02/15/2015	14,750,000	14,860,625

TELECOMMUNICATION SERVICES 3.1%
Wireless Telecommunication Services 3.1%
Intelsat, Ltd.:
9.25%, 06/15/2016	13,900,000	14,247,500
11.25%, 06/15/2016	5,930,000	6,226,500
Rogers Wireless, Inc., 9.625%, 05/01/2011	6,725,000	7,536,109

		28,010,109

Total Yankee Obligations – Corporate (cost $63,878,246)		62,890,300

7

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 0.2%
INDUSTRIALS 0.1%
Airlines 0.1%
Delta Air Lines, Inc. *	75,863	$1,351,879

MATERIALS 0.1%
Paper & Forest Products 0.1%
Glatfelter ρ	51,600	692,988

Total Common Stocks (cost $2,564,083)		2,044,867

	Principal Amount	Value

DEBT OBLIGATIONS 1.9%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013	$15,300,000	15,332,589
Saint Acquisition Corp. Loan, FRN, 8.61%, 05/06/2014	1,600,000	1,439,920

Total Debt Obligations (cost $16,754,375)		16,772,509

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 21.4%
COMMERCIAL PAPER 3.9%
Bavaria Trust Corp., 5.40%, 08/01/2007	8,998,650	8,998,650
Ebbets Funding, LLC, 5.38%, 08/01/2007	8,748,692	8,748,692
Legacy Capital Co., LLC, 5.36%, 08/01/2007	8,748,700	8,748,700
Three Pillars Funding Corp., 5.36%, 08/01/2007	8,748,697	8,748,697

		35,244,739

CORPORATE BONDS 1.5%
Commercial Banks 1.5%
First Tennessee Bank, 5.33%, 08/29/2008	6,000,003	6,000,003
Metropolitan Life Global Funding, 5.31%, 08/29/2008	8,000,000	8,000,000

		14,000,003

REPURCHASE AGREEMENTS ^ 12.8%
Bank of America Corp., 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $21,419,591	21,416,384	21,416,384
Bank of America Corp., 5.40%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,750	25,000,000	25,000,000
Fimat USA, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,681	25,000,000	25,000,000
Lehman Brothers, Inc., 5.37%, dated 07/31/2007, maturing 08/01/2007, maturity value $20,002,983	20,000,000	20,000,000
Nomura Securities International, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,681	25,000,000	25,000,000

		116,416,384

TIME DEPOSITS 2.3%
Calyon, 5.31%, 08/30/2007	9,000,000	9,000,000
Deutsche Bank AG, 5.34%, 08/20/2007	6,000,000	6,000,000
Ulster Bank, Ltd., 5.34%, 08/07/2007	6,000,000	6,000,000

		21,000,000

YANKEE OBLIGATIONS – CORPORATE 0.9%
Commercial Banks 0.9%
Canadian Imperial Bank, 5.33%, 08/15/2007	8,000,000	8,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $194,661,126)		194,661,126

8

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø (cost $38,253,320)	38,253,320	$38,253,320

Total Investments (cost $1,606,687,823) 171.7%		1,560,077,221
Other Assets and Liabilities and Preferred Shares (71.7%)		(651,494,553)

Net Assets Applicable to Common Shareholders 100.0%		$908,582,668

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

o	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At July 31, 2007, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
7/02/2008	$100,000,000	JPMorgan Chase & Co.	Fixed – 2.74%	Floating-5.32%[1]	$2,450,108
11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed – 3.59%	Floating-5.32%[2]	1,220,472
[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 3, 2007 through August 2, 2007.
[2]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 26, 2007 through August 28, 2007.

At July 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Loss
06/20/2012	Goldman Sachs Group, Inc.	Dow Jones CDX, North America Investment Grade Index, 2.75%, 06/20/2012	$7,360,000	3.40%	Quarterly	$186,500

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,606,687,823. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,035,148 and $53,645,750, respectively, with a net unrealized depreciation of $46,610,602.

9

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund
By:
Dennis H. Ferro, Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date: September 28, 2007